Financial Instruments - Schedule Of Exposure To Credit Risk And ECLs Relating to Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 7,381	$ 7,058
Loss allowance	$ (7,381)	$ (7,058)
Trade receivables | Current (not past due)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	6.00%	5.20%
Trade receivables | 1 – 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	10.80%	11.10%
Trade receivables | 31 – 60 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	17.20%	14.00%
Trade receivables | 61 – 90 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	33.70%	46.70%
Trade receivables | 91 – 120 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	36.70%	55.60%
Trade receivables | More than 121 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	99.20%	95.10%
Trade receivables | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 161	$ 141
Loss allowance	(161)	(141)
Trade receivables | Gross carrying amount | Financial instruments not credit-impaired | Current (not past due)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	119	91
Loss allowance	(119)	(91)
Trade receivables | Gross carrying amount | Financial instruments not credit-impaired | 1 – 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	17	24
Loss allowance	(17)	(24)
Trade receivables | Gross carrying amount | Financial instruments not credit-impaired | 31 – 60 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	8	9
Loss allowance	(8)	(9)
Trade receivables | Gross carrying amount | Financial instruments not credit-impaired | 61 – 90 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	4	5
Loss allowance	(4)	(5)
Trade receivables | Gross carrying amount | Financial instruments not credit-impaired | 91 – 120 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	2	2
Loss allowance	(2)	(2)
Trade receivables | Gross carrying amount | Financial instruments credit-impaired | More than 121 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	11	10
Loss allowance	(11)	(10)
Trade receivables | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(23)	(22)	$ (20)
Loss allowance	23	22	$ 20
Trade receivables | Loss allowance | Financial instruments not credit-impaired | Current (not past due)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(7)	(5)
Loss allowance	7	5
Trade receivables | Loss allowance | Financial instruments not credit-impaired | 1 – 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(2)	(3)
Loss allowance	2	3
Trade receivables | Loss allowance | Financial instruments not credit-impaired | 31 – 60 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(1)	(1)
Loss allowance	1	1
Trade receivables | Loss allowance | Financial instruments not credit-impaired | 61 – 90 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(1)	(2)
Loss allowance	1	2
Trade receivables | Loss allowance | Financial instruments not credit-impaired | 91 – 120 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(1)	(1)
Loss allowance	1	1
Trade receivables | Loss allowance | Financial instruments credit-impaired | More than 121 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(11)	(10)
Loss allowance	$ 11	$ 10